Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended		12 Months Ended
	Oct. 05, 2016	Jun. 30, 2018 USD ($) Number	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($)
Reverse stock split	As a result of the Reverse Split, each six (6) shares of Common Stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock, and all options, warrants, and any other similar instruments convertible into, or exchangeable or exercisable for, shares of Common Stock were proportionally adjusted.
Cash equivalents
Allowance for doubtful accounts
Impairment of long lived assets
Number of reportable segment | Number		1		1
Minimum [Member]
Estimated useful life of property plant and equipment		4 years		4 years
Maximum [Member]
Estimated useful life of property plant and equipment		5 years		5 years
September 13, 2018 [Member]
Reverse stock split		Reverse Split, each (2) units of Equity Instruments issued and outstanding prior to the Reverse Split were converted into one (1 unit) of Equity Instrument and any other similar instruments convertible into, or exchangeable or exercisable for, shares of Common Stock were proportionally adjusted.		Reverse Split, each (2) units of Equity Instruments issued and outstanding prior to the Reverse Split were converted into one (1 unit) of Equity Instrument and any other similar instruments convertible into, or exchangeable or exercisable for, shares of Common Stock were proportionally adjusted.